Note 9 - Other Disclosures - Number and Movement in RSUs (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
The weighted average remaining contractual life (in years) (Year)		1 year 10 months 24 days	2 years 10 months 24 days
Restricted stock units [member]
Statement Line Items [Line Items]
Balance		63,869	86,411
Number of other equity instruments granted in share-based payment arrangement	0	0	0
Forfeited during the period		(36,631)	(22,542)
Exercised during the period		0	0
As of December 31	63,869	27,238	63,869
The weighted average remaining contractual life (in years) (Year)		7 years 10 months 24 days	8 years 10 months 24 days